30. Provisions	12 Months Ended
Dec. 31, 2019
Provisions [abstract]
Provisions
	Non-current liabilities	Current liabilities
	Contingencies
At 12.31.18	1,645,569	288,218

Increases	1,239,577	127,655
Decreases	(20,596)	(77,473)
Result from exposure to inflation for the year	(801,947)	(124,564)
At 12.31.19	2,062,603	213,836

At 12.31.17	1,357,972	293,482
Increases	725,897	387,547
Decreases	(131,722)	(368,410)
Result from exposure to inflation for the year	(306,578)	(24,401)
At 12.31.18	1,645,569	288,218